Earnings Per Share - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions		12 Months Ended
	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Sep. 30, 2015
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from computation of diluted shares		0.7		0.8
Common stock repurchase, authorized amount					$ 100,000,000	$ 100,000,000
Common stock repurchased during period, shares	8.1		6.3
Weighted average repurchase price	$ 12.27		$ 15.89
Aggregate stock repurchase price	$ 100,000,000		$ 100,100,000
Percentage of repurchase of common stock	7.00%		5.00%